Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net Income	$ 19,953	$ 29,847	$ 13,333
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	28,430	24,387	25,847
Amortization of film and television costs	3,772	0	0
Undistributed earnings from investments in equity affiliates	292	174	(37)
Provision for uncollectible accounts	1,791	1,642	1,474
Deferred income tax (benefit) expense	610	(15,940)	2,947
Net (gain) loss from sale of investments, net of impairments	(739)	(282)	(169)
Actuarial loss (gain) on pension and postretirement benefits	(3,412)	1,258	1,024
Asset abandonments and impairments	46	2,914	361
Changes in operating assets and liabilities:
Accounts receivable	(1,244)	(986)	(1,003)
Other current assets and theatrical film and television production costs	(6,442)	(778)	1,709
Accounts payable and other accrued liabilities	1,602	816	118
Equipment installment receivables and related sales	(490)	(1,239)	(1,307)
Deferred customer contract acquisition and fulfillment costs	(3,458)	(1,422)	(2,359)
Retirement benefit funding	(500)	(1,066)	(910)
Other - net	3,391	(1,315)	(2,586)
Total adjustments	23,649	8,163	25,109
Net Cash Provided by Operating Activities	43,602	38,010	38,442
Investing Activities
Purchase of property and equipment	(20,758)	(20,647)	(21,516)
Interest during construction	(493)	(903)	(892)
Acquisitions, net of cash acquired	(43,309)	1,123	(2,959)
Disposition	2,148	59	646
(Purchases) sales of securities, net	(185)	449	672
Advances to and investments in equity affiliates	(1,050)	0	1
Cash collections of deferred purchase price	500	976	731
Other	2	0	(1)
Net Cash Used in Investing Activities	(63,145)	(18,943)	(23,318)
Financing Activities
Net change in short-term borrowings with original maturities of three months or less	(821)	(2)	0
Issuance of other short-term borrowings	4,898	0	0
Repayment of other short-term bank borrowings	(2,098)	0	0
Issuance of long-term debt	41,875	48,793	10,140
Repayment of long-term debt	(52,643)	(12,339)	(10,823)
Purchase of treasury stock	(609)	(463)	(512)
Issuance of treasury stock	745	33	146
Dividends paid	(13,410)	(12,038)	(11,797)
Other	(3,926)	1,946	(1,616)
Net Cash (Used in) Provided by Financing Activities	(25,989)	25,930	(14,462)
Net (decrease) increase in cash and cash equivalents and restricted cash	(45,532)	44,997	662
Cash and cash equivalents and restricted cash beginning of year	50,932	5,935	5,273
Cash and Cash Equivalents and Restricted Cash End of Period	$ 5,400	$ 50,932	$ 5,935